UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF DIVIDEND INCOME FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 1.86%
Goodrich Corporation	55,450	$1,738,912
Lockheed Martin Corporation	29,250	1,631,565

		3,370,477

Aluminum - 0.90%
Alcoa Incorporated	48,700	1,635,833

Banks - 3.81%
Bank of America Corporation	67,300	2,916,109
Citigroup Inc.	37,900	1,672,148
Wells Fargo & Company	38,950	2,322,588

		6,910,845

Beverages - 2.05%
Anheuser-Busch Companies, Inc.	25,700	1,283,715
Diageo plc, ADR	48,300	2,435,769

		3,719,484

Business Equipment and Services - 1.42%
Genuine Parts Company	67,250	2,581,055

Capital Equipment - 3.63%
Caterpillar Inc.	36,700	2,952,515
Deere & Company	56,350	3,637,392

		6,589,907

Chemicals -- Petroleum and Inorganic - 1.50%
Dow Chemical Company (The)	31,650	1,429,947
du Pont (E.I.) de Nemours and Company	30,300	1,296,840

		2,726,787

Computers -- Peripherals - 4.21%
Microsoft Corporation	154,950	4,283,593
SAP Aktiengesellschaft, ADR	85,950	3,347,752

		7,631,345

Electrical Equipment - 0.74%
Emerson Electric Co.	21,800	1,349,202

Electronic Components - 1.89%
Microchip Technology Incorporated	86,350	2,313,748
Texas Instruments Incorporated	52,250	1,111,880

		3,425,628

Finance Companies - 3.60%
Fannie Mae	41,905	2,656,777
SLM Corporation	86,750	3,869,050

		6,525,827

Food and Related - 1.38%
ConAgra Foods, Inc.	97,500	2,506,725

Forest & Paper Products - 1.03%
International Paper Company	46,050	1,860,880

Health Care -- Drugs - 4.61%
Abbott Laboratories	63,500	2,689,860
Eli Lilly and Company	38,650	2,320,932
Pfizer Inc.	109,650	3,355,290

		8,366,082

Health Care -- General - 2.97%
Boston Scientific Corporation	71,900	2,856,587
Wyeth	67,900	2,539,460

		5,396,047

Hospital Supply and Management - 1.73%
Medtronic, Inc.	60,650	3,147,735

Hotels and Gaming - 4.22%
Harrah's Entertainment, Inc.	34,800	1,843,704
Mandalay Resort Group	27,500	1,887,875
Starwood Hotels & Resorts Worldwide, Inc.	84,550	3,924,811

		7,656,390

Household - General Products - 2.24%
Colgate-Palmolive Company	43,750	1,976,625
Procter & Gamble Company (The)	38,500	2,083,620

		4,060,245

Insurance - Property and Casualty - 1.25%
MGIC Investment Corporation	34,192	2,275,478

Multiple Industry - 3.00%
General Electric Company	162,200	5,446,676

Petroleum -- International - 8.02%
Anadarko Petroleum Corporation	63,950	4,243,722
BP p.l.c., ADR	32,400	1,863,972
Burlington Resources Inc.	70,750	2,886,600
Exxon Mobil Corporation	114,800	5,548,284

		14,542,578

Petroleum - Services - 7.69%
BJ Services Company	45,450	2,382,035
Baker Hughes Incorporated	82,000	3,585,040
Patterson-UTI Energy, Inc.*	178,150	3,393,758
Schlumberger Limited	54,050	3,638,106
Transocean Inc.*	26,800	958,904

		13,957,843

Publishing - 1.32%
Knight-Ridder, Inc.	36,450	2,385,653

Railroad - 0.99%
Union Pacific Corporation	30,500	1,787,300

Real Estate Investment Trust - 3.06%
Equity Office Properties Trust	47,900	1,305,275
Maguire Properties, Inc.	30,850	749,964
ProLogis	41,200	1,451,888
Simon Property Group, Inc.	38,000	2,037,940

		5,545,067

Retail - General Merchandise - 1.11%
May Department Stores Company (The)	78,400	2,009,392

Savings and Loans - 0.66%
Capitol Federal Financial	37,200	1,197,654

Security and Commodity Brokers - 7.81%
Chicago Mercantile Exchange Holdings Inc.	31,500	5,080,950
Goldman Sachs Group, Inc. (The)	21,950	2,046,618
Merrill Lynch & Co., Inc.	38,900	1,934,108
Morgan (J.P.) Chase & Co.	45,300	1,799,769
Morgan Stanley	37,750	1,861,075
New York Community Bancorp, Inc.	70,800	1,454,232

		14,176,752

Tobacco - 3.94%
Altria Group, Inc.	93,800	4,412,352
R.J. Reynolds Tobacco Holdings, Inc.	40,250	2,738,610

		7,150,962

Trucking and Shipping - 2.28%
United Parcel Service, Inc., Class B	54,400	4,130,048

Utilities -- Electric - 2.40%
Dominion Resources, Inc.	33,000	2,153,250
Westar Energy, Inc.	108,875	2,199,275

		4,352,525

Utilities - Gas and Pipeline - 1.84%
Kinder Morgan, Inc.	53,050	3,332,601

Utilities -- Telephone - 3.71%
SBC Communications Inc.	85,000	2,205,750
BellSouth Corporation	82,000	2,223,840
Vodafone Group Plc, ADR	95,700	2,307,327

		6,736,917

TOTAL COMMON STOCKS - 92.87%		$168,487,940

(Cost: $158,746,421)

TOTAL SHORT-TERM SECURITIES - 7.31%		$13,270,684

(Cost: $13,270,684)

TOTAL INVESTMENT SECURITIES - 100.18%		$181,758,624

(Cost: $172,017,105)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)		(331,558)

NET ASSETS - 100.00%		$181,427,066

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF VALUE FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 3.15%
Lockheed Martin Corporation	168,400	$9,393,352
Northrop Grumman Corporation	120,600	6,431,598

		15,824,950

Aluminum - 0.83%
Alcan Inc.	124,600	4,185,314

Banks - 11.10%
Bank of America Corporation	453,270	19,640,189
Citigroup Inc.(A)	352,400	15,547,888
National City Corporation	114,800	4,433,576
U.S. Bancorp	149,900	4,332,110
Wachovia Corporation	96,800	4,544,760
Wells Fargo & Company	120,600	7,191,378

		55,689,901

Beverages - 1.56%
Coca-Cola Company (The)	76,100	3,047,805
Diageo plc, ADR	95,000	4,790,850

		7,838,655

Broadcasting - 2.66%
Cox Communications, Inc., Class A*	112,600	3,730,438
Viacom Inc., Class B	286,200	9,604,872

		13,335,310

Business Equipment and Services - 3.19%
ARAMARK Corporation, Class B	102,800	2,481,592
Office Depot, Inc.(A)*	370,700	5,571,621
Waste Management, Inc.	290,200	7,934,068

		15,987,281

Capital Equipment - 2.39%
Illinois Tool Works Inc. (A)	88,100	8,208,277
Ingersoll-Rand Company Limited, Class A	55,900	3,799,523

		12,007,800

Chemicals -- Petroleum and Inorganic - 1.99%
Dow Chemical Company (The)	114,600	5,177,628
du Pont (E.I.) de Nemours and Company	111,900	4,789,320

		9,966,948

Chemicals -- Specialty - 0.51%
Air Products and Chemicals, Inc.	46,900	2,550,422

Communications Equipment - 1.07%
Comverse Technology, Inc.*	286,100	5,394,415

Computers - Main and Mini - 1.52%
Hewlett-Packard Company	224,600	4,211,250
International Business Machines Corporation	39,600	3,395,304

		7,606,554

Computers -- Peripherals - 2.75%
Amdocs Limited*	204,900	4,472,967
Microsoft Corporation	166,000	4,589,070
Oracle Corporation*	421,000	4,755,195

		13,817,232

Cosmetics and Toiletries - 0.87%
NBTY, Inc. (A)*	202,800	4,372,368

Electronic Components - 0.67%
Texas Instruments Incorporated	158,100	3,364,368

Finance Companies - 4.74%
Fannie Mae	164,200	10,410,280
Freddie Mac	204,800	13,361,152

		23,771,432

Food and Related - 2.40%
J.M. Smucker Company (The)	113,200	5,027,212
Unilever N.V., NY Shares (A)	121,600	7,028,480

		12,055,692

Forest and Paper Products - 0.65%
International Paper Company	80,900	3,269,169

Furniture and Furnishings - 1.80%
Masco Corporation	262,400	9,060,672

Health Care -- Drugs - 1.24%
MedImmune, Inc.*	32,500	769,763
Shire Pharmaceuticals Group plc, ADR*	190,400	5,454,008

		6,223,771

Health Care -- General - 1.00%
Da Vita Inc.*	47,100	1,467,165
Wyeth	94,500	3,534,300

		5,001,465

Hospital Supply and Management - 2.04%
PacifiCare Health Systems, Inc.*	279,400	10,253,980

Insurance -- Property and Casualty - 3.84%
Allstate Corporation (The)	79,600	3,820,004
American International Group, Inc.	71,950	4,891,880
Assurant, Inc.	282,300	7,339,800
St. Paul Companies, Inc. (The) (A)*	97,483	3,222,788

		19,274,472

Leisure Time Industry - 2.34%
Brunswick Corporation	119,200	5,454,592
Cendant Corporation	290,600	6,276,960

		11,731,552

Motion Pictures - 2.13%
News Corporation Limited (The), ADR	230,300	7,215,299
Time Warner Inc.*	214,800	3,466,872

		10,682,171

Multiple Industry - 4.30%
General Electric Company	642,600	21,578,508

Petroleum -- Domestic - 0.42%
ENSCO International Incorporated	65,200	2,130,084

Petroleum -- International - 10.29%
ChevronTexaco Corporation (A)	215,600	11,564,784
ConocoPhillips	78,300	6,487,155
Devon Energy Corporation (A)	102,000	7,243,020
Exxon Mobil Corporation	544,600	26,320,518

		51,615,477

Petroleum - Services - 0.58%
Baker Hughes Incorporated (A)	66,200	2,894,264

Publishing - 0.66%
Gannett Co., Inc.	39,700	3,325,272

Railroad - 0.75%
Union Pacific Corporation	64,500	3,779,700

Restaurants - 0.87%
CKE Restaurants, Inc.*	394,100	4,354,805

Retail - General Merchandise - 1.04%
Dollar General Corporation	258,300	5,204,745

Retail - Specialty Stores - 1.64%
Abercrombie & Fitch Co., Class A	261,700	8,243,550

Security and Commodity Brokers - 7.57%
Merrill Lynch & Co., Inc.	48,800	2,426,336
Morgan (J.P.) Chase & Co.	462,256	18,365,431
Morgan Stanley	113,700	5,605,410
Prudential Financial, Inc.	246,000	11,571,840

		37,969,017

Tobacco - 1.77%
Altria Group, Inc. (A)	188,500	8,867,040

Utilities -- Electric - 4.83%
Dominion Resources, Inc.	103,000	6,720,750
Entergy Corporation (A)	101,900	6,176,159
PPL Corporation	121,200	5,718,216
Pepco Holdings, Inc.	281,700	5,605,830

		24,220,955

Utilities - Gas and Pipeline - 1.12%
Kinder Morgan, Inc.	89,900	5,647,518

Utilities -- Telephone - 5.71%
CenturyTel, Inc. (A)	98,400	3,369,216
SBC Communications Inc.	224,000	5,812,800
Sprint Corporation	349,800	7,041,474
Verizon Communications Inc.	179,200	7,056,896
Vodafone Group Plc, ADR	222,300	5,359,653

		28,640,039

TOTAL COMMON STOCKS - 97.99%		$491,736,868

(Cost: $448,948,310)

TOTAL SHORT-TERM SECURITIES - 1.39%		$6,956,000

(Cost: $6,956,000)

TOTAL INVESTMENT SECURITIES - 99.38%		$498,692,868

(Cost: $455,904,310)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.62%		3,109,405

NET ASSETS - 100.00%		$501,802,273

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.
(A)	Securities serve as cover for the following written call options outstanding at September 30, 2004.
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Altria Group, Inc.	243	Jan/57	$13,851	$3,402
	Baker Hughes Incorporated	662	Oct/425	43,498	115,850
	CenturyTel, Inc.	984	Dec/35	74,784	104,796
	ChevronTexaco Corporation	283	Nov/55	20,659	24,055
	Costco Wholesale Corporation	429	Oct/43.5	29,172	9,095
	Devon Energy Corporation	156	Oct/75	26,831	3,900
	Entergy Corporation	1,019	Feb/66	77,444	44,836
	Illinois Tool Works Inc.	207	Oct/95	21,113	9,315
	Unilever N.V., NY Shares	409	Oct/63	24,949	409

				$332,301	$315,658

	In addition to the above written call options, the following written put options were outstanding as of September 30, 2004.
	Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

	NBTY, Inc.	495	Dec/17.5	$15,345	$15,345
	Office Depot, Inc.	1,485	Oct/15	50,489	37,125
	St. Paul Companies, Inc. (The)	142	Nov/30	6,248	6,390

				$72,082	$58,860

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004